[redacted]

Antonio Aliberti
Director
Securities Operations Department

05069346

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5034
fax: 212.656.5893
aaliberti@nyse.com

CERTINYS

1-31599

NYSE

RECD S.E.C.
NOV 8 - 2005
1086

November 8, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Endurance Specialty Holdings Ltd., 7.75% Non-Cumulative Preferred Shares, Series A, $1.00 par value and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 8, 2005. Tentative listing date – November 10, 2005.

Sincerely,

Antonio Aliberti

PROCESSED
NOV 09 2005
THOMSON FINANCIAL